Jul. 30, 2019
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated October 1, 2019 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus and Statement of Additional Information,
each dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective immediately, Sorin Capital Management, LLC (“Sorin”) no longer serves as a sub-adviser to the Fund. Therefore, all references to Sorin in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

The Fund’s assets managed by Sorin have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to Good Hill Partners LP (“Good Hill”), a current sub-adviser to the Fund. BAIA expects Good Hill to manage the assets previously allocated to Sorin using similar resources, including certain personnel, processes and technology.